Inventory - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,210	$ 1,368	$ 1,117
Work in process	3,065	1,972	1,434
Finished goods	2,432	4,765	6,833
Total	$ 6,707	$ 8,105	$ 9,384